INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS
Schedule of investment

			Gross
(In thousands)			unrealized	Aggregate fair
As of December 31, 2022	Classification	Cost	losses	value
BioInvent - equity interest	Investment	$4,337	$(1,574)	$2,763

			Gross
(In thousands)			unrealized	Aggregate fair
As of December 31, 2021	Classification	Cost	gains	value
MaxCyte - equity interest	Investment	$—	$3,866	$3,866
BioInvent - equity interest	Investment	$5,661	$341	$6,002
Total				$9,868

Schedule of components of long-term investments

			Gross	Foreign
		Gross	unrealized	currency
As of December 31, 2022		unrealized	losses (including	translation	Carrying
(In thousands)	Cost	gains	impairment)	adjustment	amount
Investments measured at fair value
Available-for-sale debt securities:
Alesta Therapeutics B.V. - convertible loan	$261	$20	$—	$—	$281
Securities measured at fair value:
BioInvent International AB - warrants	656	—	(492)	—	164
Cleave Therapeutics, Inc. - convertible loan	5,500	—	(5,018)	—	482
Investments in equity securities using measurement alternative
Alesta Therapeutics B.V. - equity interests	2,250	—	(865)	—	1,385
Total	$8,667	$20	$(6,375)	$—	$2,312

			Gross	Foreign
		Gross	unrealized	currency
As of December 31, 2021		unrealized	losses (including	translation	Carrying
(In thousands)	Cost	gains	impairment)	adjustment	amount
Investments measured at fair value
Available-for-sale debt securities:
Alesta Therapeutics B.V. - convertible loan	$261	$7	$—	$—	$268
Securities measured at fair value:
BioInvent International AB - warrants	656	—	(65)	—	591
Cleave Therapeutics, Inc. - convertible loan	5,500	76	—	—	5,576
Investments in equity securities using measurement alternative
Alesta Therapeutics B.V. - equity interests	2,250	—	(865)	—	1,385
Juventas Biotechnology (Tianjin) Co., Ltd. - equity interests	23,500	6,958	—	1,850	32,308
Juventas Biotechnology (Tianjin) Co., Ltd. - put option	491	—	(521)	30	—
Total	$32,658	$7,041	$(1,451)	$1,880	$40,128